Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and dividend income:
Interest and fees on loans	$ 166,610	$ 158,304	$ 148,133
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises	3,209	3,112	2,281
State and political subdivisions	8	22	39
Mortgage-backed securities and collateralized mortgage obligations-residential	8,219	6,593	7,447
Corporate bonds	1,096	687	606
Small Business Administration-guaranteed participation securities	1,121	1,339	1,547
Mortgage-backed securities and collateralized mortgage obligations-commercial	0	37	109
Other	22	18	16
Total interest and dividends on securities available for sale	13,675	11,808	12,045
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential	797	962	1,149
Corporate bonds	0	0	410
Total interest on held to maturity securities	797	962	1,559
Federal Reserve Bank and Federal Home Loan Bank stock	568	564	544
Interest on federal funds sold and other short-term investments	10,478	9,276	6,679
Total interest and dividend income	192,128	180,914	168,960
Interest expense:
Interest on deposits	34,853	18,958	13,190
Interest on short-term borrowings	1,468	1,270	1,402
Total interest expense	36,321	20,228	14,592
Net interest income	155,807	160,686	154,368
Provision for loan losses	159	1,400	2,000
Net interest income after provision for loan losses	155,648	159,286	152,368
Noninterest income:
Trustco Financial Services income	6,387	6,283	6,584
Fees for services to customers	10,110	10,912	10,798
Other	2,094	886	991
Total noninterest income	18,591	18,081	18,373
Noninterest expense:
Salaries and employee benefits	46,630	42,107	40,665
Net occupancy expense	16,666	17,213	16,543
Equipment expense	7,068	7,068	6,118
Professional services	6,174	6,555	6,895
Outsourced services	7,600	7,500	6,410
Advertising expense	2,521	3,020	2,578
FDIC and other insurance expense	1,787	2,741	4,179
Other real estate (income) expense, net	(166)	1,231	1,171
Other	9,450	10,278	9,435
Total noninterest expense	97,730	97,713	93,994
Income before income taxes	76,509	79,654	76,747
Income taxes	18,669	18,209	33,602
Net income	$ 57,840	$ 61,445	$ 43,145
Earnings per share:
Basic (in dollars per share)	$ 0.597	$ 0.637	$ 0.449
Diluted (in dollars per share)	$ 0.597	$ 0.636	$ 0.448